Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Deferred tax assets

	December 31,
	2012	2011
Net operating loss carryforwards	$24,318	$18,672
Net operating loss carryforwards — Pre-Merger NOL	2,277	2,435
Research and development credit carryforwards	4,176	4,176
License fee	0	684
Compensation expense	2,948	2,828
Other	503	477

Total deferred tax assets	34,222	29,272
Valuation allowance for deferred tax assets	(34,222)	(29,272)

Net deferred tax assets	$—	$—